Marketable Securities: (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity securities
Fair value at beginning of year	$ 239,232		$ 541,216
Decrease in fair value	(17,045)	$ (301,984)
Fair value at balance sheet date	222,187	239,232
Debt securities
Fair value of debt securities at beginning of year		$ 0
Acquisitions	88,500,000
Dispositions	(24,500)
Realized loss	(3,945)
Decrease in fair value of debt securities	(3,343,465)
Fair value of debt securities at balance sheet date	$ 85,128,090